Shareholder Report, Average Annual Return (Details) 191808_NEOS S-P 500 High Income ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended	40 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS S&P 500® High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS S&P 500® High Income ETF NAV
Average Annual Return, Percent	14.75%	16.66%	14.72%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	16.64%	17.88%	18.92%